RELATED PARTIES' TRANSACTIONS AND BALANCES (Schedule of Transactions and Balances with Related Parties) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions:
Income - Sales to related-party company	[1]	$ 88	$ 173	$ 596
Cost and expenses - Supplies from related party	[1]	654	362	$ 552
Balances:
Trade receivables and other receivables	[1]	799	740
Trade payables and other payables	[1]	$ 95	$ 122

[1]	includes mainly transactions with TAT-Engineering affiliated companies.